Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables summarizes customer contract revenue disaggregated by reportable segment and the source of the revenue for the years ended December 31, 2019 and 2018:

	For the year ended December 31, 2019
($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Other	Total
Operating and Facilities Management Contracts	—	807,354	284,417	760,185	—	1,851,956
Lottery Management Agreements	—	108,032	—	—	—	108,032
Machine gaming	406,673	97,013	111,839	572,242	—	1,187,767
Other services	212,592	59,984	64,051	375,642	722	712,991
Service revenue	619,265	1,072,383	460,307	1,708,069	722	3,860,746

Lottery product	—	91,287	18,501	—	—	109,788
Gaming machines	321,217	—	259,424	—	—	580,641
Systems and other	130,165	1,529	101,956	981	—	234,631
Product sales	451,382	92,816	379,881	981	—	925,060
Total revenue	1,070,647	1,165,199	840,188	1,709,050	722	4,785,806

	For the year ended December 31, 2018
($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Other	Total
Operating and Facilities Management Contracts	—	828,641	282,864	793,303	—	1,904,808
Lottery Management Agreements	—	129,104	—	—	—	129,104
Machine gaming	420,447	99,679	139,936	672,202	—	1,332,264
Other services	204,029	53,645	72,697	349,044	723	680,138
Service revenue	624,476	1,111,069	495,497	1,814,549	723	4,046,314

Lottery product	—	80,405	46,323	—	—	126,728
Gaming machines	261,696	—	193,092	—	—	454,788
Systems and other	116,997	428	85,071	930	—	203,426
Product sales	378,693	80,833	324,486	930	—	784,942
Total revenue	1,003,169	1,191,902	819,983	1,815,479	723	4,831,256

Contract with Customer, Asset and Liability
Information about receivables, contract assets, and contract liabilities is as follows:

($ thousands)	December 31, 2019	December 31, 2018	Balance Sheet Classification
Receivables, net	1,006,127	949,085	Trade and other receivables, net

Contract assets:
Current	47,499	58,739	Other current assets
Non-current	76,188	69,691	Other non-current assets
	123,687	128,430

Contract liabilities:
Current	(67,816)	(72,005)	Other current liabilities
Non-current	(65,855)	(67,022)	Other non-current liabilities
	(133,671)	(139,027)